Inventories - Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Consumables and reagent	$ 785	$ 2,470
Work in progress	1	45
Finished goods	6,246	4,051
Inventories	$ 7,032	$ 6,566